Goldman Sachs GQG Partners International Opportunities Fund Average Annual Total Returns - Class A C Inst Inv R R6 Shares [Member]		12 Months Ended	60 Months Ended	109 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.90%	8.93%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.80%	7.57%	10.99%
Performance Inception Date	Dec. 15, 2016
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.69%	6.78%	10.67%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.22%	5.99%	9.23%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		18.30%	7.98%	10.85% [1]
Performance Inception Date	Dec. 15, 2016
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		20.84%	9.20%	12.10%
Performance Inception Date	Dec. 15, 2016
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		20.75%	9.08%	11.95%
Performance Inception Date	Dec. 15, 2016
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		20.08%	8.52%	11.39%
Performance Inception Date	Dec. 15, 2016
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		20.88%	9.22%	12.12%
Performance Inception Date	Dec. 15, 2016

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The since inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.